Commitments and Contingencies - Schedule of Aggregate Commitments (Details) - EUR (€) € in Thousands		Jun. 30, 2026	Sep. 30, 2025
Disclosure of contingent liabilities [abstract]
Purchase commitments		€ 50,523	€ 43,526
Future lease payments	[1]	44,818	6,090
Total		€ 95,341	€ 49,616

[1]	Relates to leases not yet commenced to which the Company is committed via signed contracts. This mainly relates to new retail stores following our retail expansion strategy.